Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	Perion Network Ltd.
Entity Central Index Key	0001338940
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	9,916,194
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 11,260	$ 16,055
Marketable securities		14,973
Trade receivables	3,265	2,795
Other receivables and prepaid expenses	6,447	4,485
Total current assets	20,972	38,308
LONG-TERM ASSETS:
Severance pay fund	484	877
Property and equipment, net	1,300	1,381
Other intangible assets, net	6,606	202
Goodwill	24,753
Other assets	777	580
Total long-term assets	33,920	3,040
Total assets	54,892	41,348
CURRENT LIABILITIES:
Trade payables	3,207	1,831
Deferred revenues	4,280	2,204
Payment obligation related to acquisition	6,574
Accrued expenses and other liabilities	6,950	6,206
Total current liabilities	21,011	10,241
LONG-TERM LIABILITIES:
Deferred revenues	1,120	1,576
Accrued severance pay	946	1,379
Total long-term liabilities	2,066	2,955
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 15,000,000 and 40,000,000 shares at December 31, 2010 and 2011, respectively; Issued and outstanding: 9,701,750 and 9,916,194 shares at December 31, 2010 and 2011, respectively	22	22
Additional paid-in capital	25,714	23,734
Accumulated other comprehensive income		100
Retained earnings	7,081	5,298
Treasury stock	(1,002)	(1,002)
Total shareholders' equity	31,815	28,152
Total liabilities and shareholders' equity	$ 54,892	$ 41,348

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	40,000,000	15,000,000
Ordinary shares, shares issued	9,916,194	9,701,750
Ordinary shares, shares outstanding	9,916,194	9,701,750

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Search	$ 25,466	$ 22,792	$ 20,011
Products	7,191	5,404	6,717
Other	2,816	1,301	467
Total revenues	35,473	29,497	27,195
Cost of revenues	2,840	1,606	1,505
Gross profit	32,633	27,891	25,690
Operating expenses:
Research and development	7,453	6,607	6,254
Selling and marketing	12,984	5,244	4,616
General and administrative	7,649	4,741	3,334
Total operating expenses	28,086	16,592	14,204
Operating income	4,547	11,299	11,486
Financial income, net	1,293	322	72
Income before taxes on income	5,840	11,621	11,558
Taxes on income	172	3,232	3,545
Net income	$ 5,668	$ 8,389	$ 8,013
Net earnings per Ordinary share:
Basic	$ 0.58	$ 0.87	$ 0.86
Diluted	$ 0.57	$ 0.85	$ 0.84

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]
Balance at Dec. 31, 2008	$ 25,544	$ 21	$ 23,358	$ 12	$ 3,035	$ (882)
Cumulative effect from adoption of FSP No. 115-2/124-2 (primarily codified in ASC 320-10- Investments-Debt and Equity Securities-Overall) at April 1, 2009				(210)	210
Stock based compensation expense	672		672
Exercise of share options	984		984
Dividends	(8,496)		(2,624)		(5,872)
Repurchase of Ordinary shares	(120)					(120)
Comprehensive income:
Net income	8,013				8,013
Reclassification adjustments to income on marketable securities, net	405			405
Balance at Dec. 31, 2009	27,002	21	22,390	207	5,386	(1,002)
Stock based compensation expense	761		761
Excess tax benefit from share-based payment arrangements	209		209
Exercise of share options	375	1	374
Dividends	(8,477)				(8,477)
Comprehensive income:
Net income	8,389				8,389
Reclassification adjustments to income on marketable securities, net	(107)			(107)
Balance at Dec. 31, 2010	28,152	22	23,734	100	5,298	(1,002)
Stock based compensation expense	1,200		1,200
Exercise of share options	30		30
Dividends	(3,885)				(3,885)
Issuance of shares related to acquisition	750		750
Comprehensive income:
Net income	5,668				5,668
Reclassification adjustments to income on marketable securities, net	(100)			(100)
Balance at Dec. 31, 2011	$ 31,815	$ 22	$ 25,714		$ 7,081	$ (1,002)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Comprehensive income	$ 5,568	$ 8,282	$ 8,418

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,668	$ 8,389	$ 8,013
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,388	739	715
Stock based compensation expense, net	1,183	761	672
Accretion of payment obligation related to acquisition	100
Excess tax benefit from share-based payment arrangements		(209)
Amortization of premium and accrued interest on marketable securities	(16)	42	105
Loss (gain) from marketable securities and long-term investment, net	100	(108)	20
Deferred taxes, net	(1,140)	(385)	1,515
Accrued severance pay, net	(40)	216	(144)
Net changes in operating assets and liabilities:
Trade receivables	(383)	(475)	(126)
Other receivables and prepaid expenses	(1,100)	544	122
Other long-term assets	60	17	(45)
Trade payables	108	374	(909)
Deferred revenues	998	(106)	(462)
Accrued expenses and other liabilities	112	(25)	1,198
Other		9
Net cash provided by operating activities	7,038	9,783	10,674
Cash flows from investing activities:
Purchase of property and equipment	(316)	(246)	(513)
Proceeds from sale of property and equipment		12
Proceeds from short-term bank deposits			1,042
Investment in short-term bank deposits			(974)
Restricted cash	90		169
Capitalization of software development and content costs	(829)	(180)	(75)
Acquisition of subsidiary, net of acquired cash	(21,712)
Proceeds from sales of marketable securities	26,704	10,745	23,277
Investment in marketable securities	(11,915)	(20,534)	(9,435)
Net cash (used in) provided by investing activities	(7,978)	(10,203)	13,491
Cash flows from financing activities:
Exercise of share options	30	375	984
Excess tax benefit from share-based payment arrangements		209
Repurchase of Ordinary shares			(120)
Dividend paid	(3,885)	(8,477)	(8,496)
Net cash used in financing activities	(3,855)	(7,893)	(7,632)
(Decrease) increase in cash and cash equivalents	(4,795)	(8,313)	16,533
Cash and cash equivalents at beginning of year	16,055	24,368	7,835
Cash and cash equivalents at end of year	11,260	16,055	24,368
Cash paid (received) during the year for:
Income taxes	(631)	2,719	1,790
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment on credit		418
Issuance of shares in connection with the acquisition of Smilebox	$ 750

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Perion Network Ltd. ("Perion") (formerly: Incredimail Ltd.) and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a digital media company that provides products and services to consumers to help make their everyday life simpler and more enjoyable, focusing on second wave adopters. The Company's products include: IncrediMail, an e-mail client; Smilebox, a photo sharing and social expression product and service; PhotoJoy, a photo discovery and sharing screensaver & wallpaper product; and Fixie, a PC optimization product.  The Company generates revenues primarily through search, the sale of premium products and services, and advertising.

The Company was incorporated under the laws of Israel in 1999 and commenced operations in 2000.

In November 2011, the Company changed its name from IncrediMail Ltd. to Perion Network Ltd.

The Company has one major customer which accounted for 68%, 70% and 67% of total revenues, in 2009, 2010 and 2011, respectively. This customer represents 63% and 68% of total trade receivable as of December 31, 2010 and 2011, respectively. Losing this customer could cause a material adverse effect to the Company's results of operations and financial position. The major customer has limited termination rights. On December 27, 2010, the Company signed an agreement with the customer, effective January 1, 2011 through January 31, 2013.

ACQUISITION OF SMILEBOX INC.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF SMILEBOX INC. [Abstract]
ACQUISITION OF SMILEBOX INC.
NOTE 2:-	ACQUISITION OF SMILEBOX INC.

On August 31, 2011, the Company completed the acquisition of all of the outstanding shares of Smilebox Inc. ("Smilebox"). The Company included the financial results of Smilebox in its consolidated financial statements from the date of acquisition. Under the Purchase Agreement, the total consideration is composed of cash and Ordinary shares of the Company, as follows:

•	$ 24,269 in cash;
•	128,538 Ordinary shares of the Company issuable at closing at fair value of $ 750;
•
$ 7,000 in cash and in Ordinary shares of the Company (subject to certain adjustments), payable within 7 months following the closing (March 2012). In connection with this consideration, the Company recorded a $ 6,474 liability; and

•
A milestone-based contingent cash and Ordinary shares of the Company payment ("Contingent Payment") of up to $ 8,000 payable in September 2012. The Company recognized a liability of zero with respect to this Contingent Payment, which represents its fair value.

In addition the Company incurred acquisition related costs in a total amount of $ 1,069, which are included in general and administrative expenses for the year ended December 31, 2011. Acquisition related costs include compensation to executive, legal and accounting fees directly related to the acquisition.

Smilebox provides a subscription allowing people to connect with family and friends in a creative and personal way. Smilebox enable users to personalize hundreds of unique, multimedia designs with their photos, videos, and music and then share them via print, email, blog or DVD. The main reason for this acquisition was to enrich the Company's product suite to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Smilebox.

Under business combination accounting, the total purchase price was allocated to Smilebox's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753

Total purchase price	$31,493

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Smilebox's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Smilebox acquisition:

Fair value

Customer relationships	$1,488
Technology	3,000
Trade name	1,870

Total intangible assets	$6,358

The following unaudited condensed combined pro forma information for the years ended December 31, 2010 and 2011, gives effect to the acquisition of Smilebox as if the acquisition had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 3,635 and $ 1,613 in 2010 and 2011, respectively.

	Year ended December 31
	2010	2011
	Unaudited	Unaudited

Revenues	$36,290	$44,378

Net income (loss)	$(218)	$6,053

Basic earnings (loss) per share	$(0.02)	$0.61

Diluted earnings (loss) per share	$(0.02)	$0.60

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.
Financial statements in U.S. dollars:

The Company has operations in Israel and a significant portion of the Israeli expenses are currently paid in new Israeli shekels ("NIS"); however, the markets for the Company's products are located outside of Israel and the Company generates most of its revenues in U.S. dollars ("dollars"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars, in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

c.	Principles of consolidation: The consolidated financial statements include the accounts of Perion and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.
Cash equivalents:

The Company considers short-term unrestricted highly liquid investments that are readily convertible into cash, purchased with original maturities of three months or less to be cash equivalents.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

At December 31, 2010, all marketable securities were designated as available-for-sale and, as such, are carried at fair value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as "accumulated other comprehensive income" in shareholders' equity. Realized gains and losses on marketable securities are included in earnings and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

g.	Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, Company's assumptions include those that market participants will consider in valuations of similar assets.

h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles - Goodwill and Other" prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 3 to 10.25 years. The acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of technology and trade names and are amortized over their estimated useful lives on a straight-line basis.

i.	Revenue recognition:

The Company generates revenues from search related advertising, receiving a share of the advertising revenues from companies providing search capabilities. In addition, the Company offers advertisers the ability to place text-based ads on its home page and website and banners in its email clients. Advertisers are charged monthly based on the number of times a user clicks on one of the ads. The Company recognizes revenue from advertisement at that time.

In addition, the Company also derives revenues from: (i) product sales (ii) other. Revenues from products include licensing the right to use its email software, content database, photo sharing and social expression product and e-mail anti spam. Revenues from other services include search related advertising and other advertising.

In accordance with ASC 605-50, "Customer Payments and Incentives", the Company accounts for cash consideration given to customers, for whom it does not receive a separately identifiable benefit or cannot, reasonably estimate fair value, as a reduction of revenue rather than as an expense.

Revenues from software license products are recognized when all criteria outlined in ASC 985-605, "Software - Revenue Recognition" are met. Revenues from software license products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. Company's e-mail product users may also purchase a license to its content database. This content database provides additional Perion Network content files in the form of email background, animation sounds, graphics and e-mail notifies. Content database licensing fees are recognized over the license period. Lifetime licensing revenues are recognized over the estimated usage period of the content database. In accordance with its policy, the Company reviews the estimated usage period of the lifetime licensing on an ongoing basis.

Revenues from email anti-spam license fees, photo sharing, social expression product and service are recognized ratably over the term of the license.

Deferred revenues include upfront payments received from customers, for whom revenues have not yet been recognized.

j.	Cost of revenues:

Cost of revenues consists primarily of salaries and related expenses, license fees, amortization of acquired technology, amortization of capitalized research and development costs and payments for content and server maintenance, all related to its product revenues and communicating with its users. The direct cost relating to search and advertising revenues is immaterial.

k.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility, are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of the detailed program design ("DPD") (the DPD of a computer software product that takes product function, feature, and technical requirements to their most detailed, logical form and is ready for coding).

Costs incurred by the Company between completion of the DPD and the point at which the product is ready for general release, are capitalized unless considered immaterial.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. In the years ended December 31, 2009 and 2010 the Company accrued interest and penalties related to unrecognized tax benefits in its tax expenses. During 2009 and 2010 interest expense amounted to $ 201 and $ 140, respectively. Starting 2011, the Company changed the classification of interest from tax expenses to financial expenses as it distorts its tax expense. Interest for 2011 amounted to income of $ 988. As the amount included in tax expense for interest during 2009 and 2010 was immaterial, the Company did not reclassify such amounts to conform to current year's presentation.

m.	Advertising costs:

Advertising costs are expensed as incurred and consist primarily of customer acquisition cost. Advertising costs for each of the three years in the period ended December 31, 2011 amounted to $ 1,938, $ 1,782 and $ 8,136, respectively.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables.

The majority of the Company's cash and cash equivalents are invested mainly in dollar instruments with major banks in Israel and the U.S. deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company is subject to a low amount of credit risk with respect to sales of the Company's software products and content database, as these sales are primarily obtained through credit card sales. The Company's major customer is financially sound, and the Company believes low credit risk is associated with this customer. To date, the Company has not experienced any material bad debt losses.

The Company entered into option strategies intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure

o.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on its employees' most recent monthly salaries, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date.

This liability is fully provided for by monthly deposits in insurance policies and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

The Company's agreements with employees in Israel, joining the Company since February 2, 2008, are in accordance with section 14 of the Severance Pay Law, 1963, where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 362, $ 786 and $ 586, respectively.

p.	Net earnings per Ordinary share:

Basic net earnings per Ordinary shares are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per Ordinary share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted net earnings per Ordinary share because these securities are anti-dilutive was 789,411, 922,069 and 1,266,919 for the years ended December 31, 2009, 2010 and 2011, respectively.

q.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. For awards containing multiple service and market conditions, all the conditions must be satisfied in order for the award to vest, the Company recognizes compensation expenses over the longest derived service period, based on the accelerated attribution method, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of standard stock options granted using the Binomial option-pricing model and options with exercise that is subject to a stock price target, using the Monte Carlo simulations. The option-pricing models require a number of assumptions, of which the most significant are; expected stock price, volatility and the expected option term. In 2009 and 2010, expected volatility was calculated based upon an average between historical volatilities of the Company, similar entities and industry sector index similar to the Company's characteristics, since it did not have sufficient company specific data. In 2011, expected volatility was calculated based upon actual historical stock price movements. The expected option term was calculated based on the Company's assumptions of early exercise multiples which were calculated based on comparable companies and termination exit rate which was calculated based on actual historical data. The expected option term represents the period that the Company's stock options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends to the holders of its Ordinary shares, as result the Company has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:

	Year ended December 31,
	2009	2010	2011

Risk free interest rate	2.73%	1.62%	2.23%
Dividend yield	0%-13.82%	0%-7.83%	0%
Weighted average dividend yield	13.01%	5.65%	0%
Expected volatility	55.41%-74.67%	62.77%-64.56%	47.31%-65.27%
Weighted average volatility	65.04%	63.67%	56.29%
Expected term (years)	3.915	4.6	3.75

r.	Derivative instruments:

The Company uses derivative instruments to protect against foreign currency fluctuations. These instruments were not designated as cash flow hedge as defined by ASC 815, "Derivative and Hedging" and, therefore, the Company recognized the changes in fair value of these instruments in the statement of income as financial income or expense, as incurred.

s.	Fair value of financial instruments:

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, trade receivables, other receivables, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and is categorized as Level 3.

The Company's marketable securities are traded in markets that are not considered active, but are valued based on quoted market prices, broker or dealer quotations and, therefore, are categorized as Level 2.

The Company's assets (liabilities) measured at fair value on a recurring basis as of December 31, 2011, included money market funds and treasury notes in the total amount of $ 40 presented as part of cash and cash equivalents and derivative financial instruments, in the amount of $ (44) presented as part of accrued expenses and other liabilities, all measured using input type Level 2. The Company's assets measured at fair value on a recurring basis as of December 31, 2010, included money market funds and treasury notes in the total amount of $ 9,094 presented as part of cash and cash equivalents, marketable securities in the amount of $ 14,973 and derivative financial instruments, in the amount of $ 27 presented in other receivables and prepaid expenses, all measured using input type Level 2.

t.	Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market  and holds such shares as treasury shares.  The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities.

v.	Business combinations:

The Company accounts for business combination in accordance with ASC 805, "Business Combinations". The underlying principles require that the Company recognize separately from goodwill the assets acquired and the liabilities assumed, generally at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company's estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the  consolidated statement of income. The direct transaction costs associated with the business combination are expensed as incurred.

In addition, uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items quarterly with any adjustments to preliminary estimates being recorded to goodwill provided that they are within the measurement period. Subsequent to the measurement period or final determination of the tax allowance's or contingency's estimated value, whichever comes first, changes to these uncertain tax positions and tax related valuation allowances will affect provision for income taxes in the consolidated statement of income.

w.	Impact of recently issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of shareholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the financial position or results of operations, but will result in a change in the presentation of the  basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Company's marketable securities are classified as available-for-sale securities and are carried at fair value. The following table summarizes amortized costs, gross unrealized holding gains and losses and market value of marketable securities as of December 31, 2010:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate debentures	$6,805	$116	$9	$6,912
U.S. Government agency debentures	7,405	10	13	7,402
Government debentures	218	20	-	238
U.S. municipal bonds	419	2	-	421

	$14,847	$148	$22	$14,973

OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 5:-       OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$3,773	$5,555
Prepaid expenses	228	471
Current severance fund	243	-
Deferred tax asset, net	-	246
Other	241	175

	$4,485	$6,447

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011
Cost:
Computers and peripheral equipment	$3,570	$3,861
Office furniture and equipment	400	533
Leasehold improvements	533	606

	4,503	5,000

Accumulated depreciation	3,122	3,700

Property and equipment, net	$1,381	$1,300

Depreciation expenses totaled $ 625, $ 627 and $ 588 for the years ended December 31, 2009, 2010 and 2011, respectively.

During 2011, the Company recorded a reduction of $ 10 to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2011 are as follows:

December 31,
2011

Goodwill, beginning of year	$-
Acquisition of Smilebox	24,753

Goodwill, end of year	$24,753

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2010	2011
Original amount:
Capitalized software development costs	3	$-	$739
Capitalized content costs	3	413	503
Domain	3	35	52
Technology	3	-	3,000
Trade name	10.25	-	1,870
Customer relationship	4.3-6.3	-	1,488

		448	7,652
Accumulated amortization:
Capitalized software development costs		-	22
Capitalized content costs		215	329
Domain		31	39
Technology		-	333
Trade name		-	61
Customer relationship		-	262

		246	1,046
Other intangible assets, net:
Capitalized software development costs		-	717
Capitalized content costs		198	174
Domain		4	13
Technology		-	2,667
Trade name		-	1,809
Customer relationship		-	1,226

		$202	$6,606

c.	Amortization expense amounted to $ 90, $ 112 and $ 800 for the years ended December 31, 2009, 2010 and 2011, respectively.

d.	The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$2,155
2013	1,809
2014	1,244
2015	303
Thereafter	1,095

$6,606

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Employees and payroll accruals	$1,827	$1,556
Current severance pay	287	-
Government authorities	1,135	1,429
Uncertain tax position liability	1,388	2,151
Deferred tax liabilities, net	996	-
Accrued expenses and other	573	1,814

	$6,206	$6,950

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities of the Company are rented under operating lease agreements that expire in 2015. The Company leases its motor vehicles under cancelable operating lease agreements.

Aggregate minimum lease commitments under operating leases as of December 31, 2011, were as follows:

2012	$760
2013	735
2014	735
2015	422

$2,652

Total rent expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 448, $ 503 and $ 586, respectively.

Total lease expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 382, $ 395 and $ 349, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Various industrial programs of the Company have been granted "Approved Enterprise" and "Beneficiary Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. Tax-exempt income generated under the Company's Beneficiary Enterprise program will be subject to taxes upon dividend distribution or complete liquidation. The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Beneficiary Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends to the holders of its Ordinary shares. As of December 31, 2011, tax exempt income incurred up to December 31, 2010 that was not distributed was approximately $ 8,900. Should this amount be distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (currently 25%), and income tax liability of up to approximately $ 2,225 would be incurred as of December 31, 2011.

The Knesset enacted a reform to the Investment Law, effective January 2011. According to the reform a flat tax rate will apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise). Israeli companies which currently benefit from an Approved or Beneficiary Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Beneficiary Enterprise status.

Commencing 2011, the Company elected to apply the new Preferred Enterprise benefits. Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. The tax rate is 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

b.	Corporate tax rates in Israel:

The regular corporate tax rate in Israel in 2009, 2010 and 2011 is 26%, 25% and 24%, respectively. In December 5, 2011 the Knesset passed a law for changing the tax burden, which cancels, among others, the gradual reduction in the rates of the Israeli corporate tax. In addition, the Israeli corporate tax will be increased to 25% starting from 2012. The real capital gains tax was also increased to 25%, accordingly.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

d.
Tax reports filed by the Company in Israel through the year ended December 31, 2008 are considered final. The U.S tax returns of the U.S subsidiaries Smilebox and Incredimail Inc. remain subject to examination by the U.S tax authorities for the tax years beginning on December 31, 2007 and December 31, 2008, respectively.

e.	Tax loss carry-forwards:

Net operating loss carry-forwards as of December 31, 2011 are as follows:

United States *)	$17,053

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2026 up to 2031.

*)
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Deferred tax assets, net:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes.

Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Employee benefits	$214	$106
Net operating loss carry forwards	-	6,821
Losses on marketable securities	119	-
Other	197	225

Deferred tax assets, before valuation allowance	530	7,152
Valuation allowance	(93)	(4,113)

Total deferred tax assets, net of valuation allowance	437	3,039

Deferred tax liabilities:
Intangible assets	$-	$(2,281)
Deferred revenues	-	(427)
Exempt income *)	(1,305)	-
Capitalized software development costs	-	(85)
Unrealized gain on marketable securities	(26)	-

Total deferred tax liabilities	(1,331)	(2,793)

Deferred tax asset (liability), net	$(894)	$246

Domestic:
Current deferred tax asset, net	-	246
Current deferred tax liability, net	(996)	-
Non-current deferred tax asset, net	102	-

	$(894)	$246

*)	Deferred tax liability recorded in 2010 on the exempt income that the Company did not have the intention to permanently re-invest.

Current deferred tax assets, net, is included within other receivables and prepaid expenses in the balance sheets. Current deferred tax liability, net, is included within accrued expenses and other liabilities in the balance sheets. Non-current deferred tax asset, net is included within other assets on the balance sheets.

g.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2009	2010	2011

Income before taxes on income	$11,558	$11,621	$5,840
Statutory tax rate in Israel	26%	25%	24%

Theoretical income tax expense	$3,005	$2,905	$1,402
Increase (decrease) in tax expenses resulting from:
"Approved Enterprise" benefits	(4)	-	(1,751)
Non-deductible expenses	232	230	78
Previous years taxes	185	-	(156)
Losses and timing differences for which no deferred taxes were recorded	-	-	994
Tax adjustment in respect of different tax rate	-	-	(400)
Losses (gains) from marketable securities and ARSs for which valuation allowance has been provided	22	-	-
Other	105	97	5

Taxes on income	$3,545	$3,232	172
Benefit per Ordinary share, resulting from "Approved Enterprise" status:
Basic	$-	$-	$0.18
Diluted	$-	$-	$0.18

h.	Income taxes are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Deferred tax (benefit) expense	$1,515	$(385)	$(1,140)
Current taxes	1,845	3,617	1,468
Previous years taxes	185	-	(156)

	$3,545	$3,232	$172

i.	Uncertain tax position:

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance at January 1	$1,341	$1,388
Additions for prior year tax positions	-	505
Additions in tax positions for current year	47	258

Balance at December 31	$1,388	$2,151

j.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$11,532	$11,553	$8,325
Foreign - U.S.A	26	68	(2,485)

	$11,558	$11,621	$5,840

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Ordinary share:

The Ordinary shares entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. In January 6, 2011 the shareholders resolved to increase the authorized share capital of the Company to 40,000,000 Ordinary shares with a nominal value of NIS 0.01 each.

b.	Treasury shares:

In July 2008, the Company's Board of Directors authorized the repurchase of up to $ 3,750 in the open market, subject to normal trading restrictions. During 2009, the Company purchased 45,455 of its Ordinary shares for total consideration of $ 120, which were recorded as Treasury stock, at cost as part of shareholders' equity.

c.	Share option plans:

In 2003, the Company adopted a share option plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees, officers and non-employees may be granted options to acquire Ordinary shares. Pursuant to the 2003 Option Plan, the Company has reserved for issuance a total of 3,368,000 Ordinary shares. As of December 31, 2011, 645,331 options were still available for future grant under the 2003 Option Plan.

Options granted under the 2003 Plan vested over three to four years from the grant date. The options expire no later than five years from the date of grant.

A summary of the activity in the share options granted to employees and directors for the year ended December 31, 2011 and related information is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual Term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,608,946	$5.43	3.24	$3,858
Granted	700,000	7.19
Exercised *)	(167,825)	3.46
Cancelled	(134,050)	7.16
Forfeited	(230,999)	7.76

Outstanding at December 31, 2011 **)	1,776,072	$5.87	3.39	$113
Exercisable at December 31, 2011 ***)	445,072	$5.14	2.04	$113

*)	During 2011, 10,000 share options were exercised in consideration for cash received in an amount of $ 30, the remaining 157,825 were exercise under net-share settlement.

**)
Represents intrinsic value of 149,403 outstanding options that are in-the-money as of December 31, 2011. The remaining 1,626,669 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 149,403 outstanding options that are in-the-money as of December 31, 2011. The remaining 295,669 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years 2009, 2010 and 2011 was $ 1.68, $ 1.23 and $ 2.29, respectively.

As of December 31, 2011, the total compensation cost related to options granted to employees, not yet recognized, amounted to $ 1,456. The cost is expected to be recognized over a weighted average period of 2.01 years.

Aggregate intrinsic value of options exercised in 2009, 2010 and 2011 amounted to $ 281, $ 713 and $ 580, respectively.

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS
NOTE 12:-	SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS

a.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest from bank deposits and marketable securities	$360	$449	$304
Gains from marketable securities, net	-	-	71
Exchange rate differences , net	12	-	102
Interest from government authorities, net	-	-	988
Other	9	-	-

	381	449	1,465
Financial expenses:
Losses from marketable securities, net	237	38	-
Exchange rate differences , net	-	45	-
Accretion of payment obligation related to acquisition	-	-	100
Other	72	44	72

	309	127	172

	$72	$322	$1,293

b.	Research and development costs, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$6,254	$6,607	$8,192
Capitalized software development costs	-	-	(739)

	$6,254	$6,607	$7,453

c.	Net earnings per Ordinary share: Computation of basic and diluted net earnings per share is as follows:

1.	Numerator:

	Year ended December 31,
	2009	2010	2011

Net income available to Ordinary shareholders	$8,013	$8,389	$5,668

2.	Denominator:

	Year ended December 31,
	2009	2010	2011

Denominator for basic net earnings per share -
Weighted average number of Ordinary shares, net of treasury stock	9,347,915	9,622,181	9,796,380
Effect of dilutive securities:
Add - stock options	214,806	209,447	205,791
Denominator for diluted net earnings per share - adjusted weighted average shares	9,562,721	9,831,628	10,002,171

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 13:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a portion of its foreign currency net exposure resulting from payroll expenses denominated in NIS.

The foreign currency exchange forward contracts and options contracts are not designated as hedging instruments under hedge accounting. These instruments are generally short term in nature, with typical maturities of less than one year, and are subject to fluctuations in foreign exchange rates. Gains or losses on these derivatives, which partially offset the foreign currency impact from the underlying exposures were classified into financial income (expenses), net and amounted to $ (25), $ 69, and $ (2) for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company measured the fair value of the contracts in accordance with ASC No. 820 at level 2.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. The maximum amount of loss due to credit risk that the Company would incur if counterparties to the derivative financial instruments failed completely to perform according to the terms of the contracts, based on the gross fair value of the Company's derivative contracts that are favorable to the Company, was approximately $ 44 presented as part of accrued expenses and other liabilities, as of December 31, 2011. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The notional amounts of the Company's derivative instruments as of December 31, 2010 and 2011 amounted to $ 1,950 and $ 4,300, respectively. Notional values are U.S. dollar translated and calculated based on forward rates for forward contracts and based on spot rates for options. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.